Employee future benefits - Net Defined Benefit Liability (Asset) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Employee future benefits	$ 455	$ 1,894
Net defined benefit pension plan liability
Disclosure of net defined benefit liability (asset) [line items]
Employee future benefits	348	1,814	$ 3,856
Net other post-retirement benefit plan liability
Disclosure of net defined benefit liability (asset) [line items]
Employee future benefits	$ 107	$ 80	$ 85